UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:   811-3526

Name of Fund: Legg Mason Tax Exempt Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:
Name and address of agent for service: Richard M. Wachterman, Esq. Legg Mason Wood Walker, Incorporated 100 Light Street Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1 — Report to Shareholders

Semi-Annual Report to Shareholders

Legg Mason
Tax Exempt Trust, Inc.

June 30, 2004

Semi-Annual Report to Shareholders

To Our Shareholders,

   On June 30, 2004, the Legg Mason Tax Exempt Trust had $458 million invested in a diversified portfolio of high-quality, short-term municipal securities. As this letter is written, the Trust’s 7-day yield is 0.34% and its average weighted maturity is 20 days. The following table shows cumulative and average annual total returns for the one-, five- and ten-year periods ended June 30:

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+0.32%	+0.32%
Five Years	+8.37%	+1.62%
Ten Years	+24.66%	+2.23%

   The Trust’s income dividends continue to be exempt from federal income tax and a portion may be exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

   We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.

Sincerely,

John F. Curley, Jr. Chairman	Mark R. Fetting President

July 21, 2004

Semi-Annual Report to Shareholders

Statement of Net Assets

Legg Mason Tax Exempt Trust, Inc.

June 30, 2004 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Alabama — 1.7%
The Industrial Development Board of the City of Montgomery, Pollution Control and Solid Waste Disposal Revenue Refunding Bonds (General Electric Company Project), Series 1990 TECP (Aaa/P-1, AAA/A1+)	0.95%	8/10/04	$8,000	$8,000

Alaska — 1.3%
City of Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (BP Pipelines, Inc. Project), Series 2001 VRDN (Aa1/VMIG1, AA+/A-1+)	1.10	7/1/04	6,000	6,000	A

Arizona — 0.6%
Salt River Project Agricultural Improvement and Power District Arizona, Series A TECP (P-1, A-1+)	0.93	8/6/04	3,000	3,000

Delaware — 1.4%
University of Delaware, Revenue Bonds, Series 1998 VRDN (AA+/A-1+)	1.08	7/7/04	6,500	6,500	A

District of Columbia — 1.1%
District of Columbia (American Red Cross), Series 2000 TECP (Aa2/VMIG1, A+/A-1)	1.07	8/11/04	5,000	5,000

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Florida — 4.3%
City of Gainesville, Utilities System (P-1, A-1+)
Series C TECP	1.08%	8/5/04	$4,000	$4,000
Series C TECP	1.06	8/9/04	1,400	1,400
Jacksonville Electric Authority Revenue Bonds (Subordinated Electric Systems), Series 2001 C VRDN (Aa3/VMIG1, A+/A-1)	1.00	8/6/04	6,000	6,000	A
Pinellas County, Florida, Health Facilities Authority (Bayfront Medical Center, Inc. Project), Refunding Revenue Bonds, Series 1989 VRDN (Aaa/VMIG1, AAA/A-1)	1.05	7/7/04	400	400	A
Putnam County, Florida, Development Authority PCR Bonds (Seminole Electric Cooperative, Inc.) (Aa3, A/A-1)
Series 1984 H-1 VRDN	1.28	7/7/04	5,775	5,775	A
Series 1984 H-2 VRDN	1.28	7/7/04	2,100	2,100	A

				19,675

Georgia — 4.8%
Burke County, Georgia, PCR Bonds (Oglethorpe Power) (Aaa/VMIG1, AAA/F1+)
Series 1998 B VRDN	1.05	7/13/04	5,000	5,000	A
Series 1998 B VRDN	0.97	7/14/04	2,000	2,000	A
Series 1998 B VRDN	1.05	7/20/04	4,000	4,000	A
Series 1998 A VRDN	1.07	7/22/04	10,000	10,000	A
State of Georgia, GO Bonds, Series 1995 B (Aaa, AAA, AAA)	6.25	4/1/05	1,000	1,038

				22,038

Semi-Annual Report to Shareholders

Statement of Net Assets — Continued

Legg Mason Tax Exempt Trust, Inc. — Continued

		Maturity
	Rate	Date	Par	Value

Illinois — 0.7%
Illinois Development Finance Authority PCR Bonds (Amoco Oil Company Project), Series 1994 VRDN (Aa1/VMIG1, AA+/A-1+)	1.10%	7/1/04	$3,400	$3,400	A

Indiana — 1.1%
City of Hammond, Indiana, PCR Refunding Bonds (Amoco Oil Company Project), Series 1994 VRDN (Aa1/VMIG1, AA+/A-1+)	1.10	7/1/04	5,270	5,270	A

Kansas — 3.5%
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Bonds, (Aa2/VMIG1, AA+/A-1+)
Series 2002 B-1 VRDN	1.07	7/1/04	11,000	11,000	A
Series 2002 B-3 VRDN	1.07	7/1/04	5,000	5,000	A

				16,000

Kentucky — 3.9%
Kentucky Economic Development Finance Authority, Hospital Revenue Bonds (Baptist Healthcare System Obligated Group) (Aaa/VMIG1, AAA/A-1)
Series 1999 C VRDN	1.10	7/1/04	11,265	11,265	A
Series 1999 B VRDN	1.04	7/7/04	6,500	6,500	A

				17,765

Maryland — 15.7%
Anne Arundel County, Maryland, GO Bonds, Consolidated Water and Sewer, Series 1995 (Aa1, AA+)	7.00	8/1/04	550	553

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Maryland — Continued

Baltimore County, Maryland, Revenue Bonds (Oak Crest Village, Inc. Project) Series 1999 A VRDN (Aa2/VMIG1, AA+/F1+)	1.09%	7/1/04	$5,975	$5,975	A
Howard County, Maryland, Variable Rate Demand Multifamily Housing Revenue Refunding Bonds (Sherwood Crossing Apartments), Series 2003 VRDN (Aaa/VMIG1)	1.08	7/1/04	3,200	3,200	A
Maryland Economic Development Corporation Revenue Bonds (American Urological Association Education and Research, Inc. Project), Series 2002 VRDN (Aa2/VMIG1)	1.05	7/7/04	4,200	4,200	A
Maryland Health and Higher Educational Facilities Authority (Friends School of Baltimore), Series 2004 VRDN (Aaa/VMIG1)	1.05	7/7/04	3,000	3,000	A
Maryland Health and Higher Educational Facilities Authority (Pooled Loan Program Issue) (Aa2/VMIG1)
Series 1985 A VRDN	1.02	7/7/04	14,700	14,700	A
Series 1985 B VRDN	1.08	7/7/04	2,800	2,800	A
Maryland Health and Higher Educational Facilities Authority (The Johns Hopkins Hospital) (P-1, A-1+, F1+)
Series C TECP	1.07	7/12/04	5,000	5,000
Maryland Health and Higher Educational Facilities Authority (The Johns Hopkins University) (P-1, A-1+)
Series B TECP	1.12	8/17/04	3,100	3,100
Series A TECP	1.09	9/3/04	5,575	5,575

Semi-Annual Report to Shareholders

Statement of Net Assets — Continued

Legg Mason Tax Exempt Trust, Inc. — Continued

		Maturity
	Rate	Date	Par	Value

Maryland — Continued

Maryland Industrial Development Financing Authority, Variable Rate Demand Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002 A VRDN (Aaa/VMIG1)	1.05%	7/7/04	$5,500	$5,500	A
Montgomery County, Maryland, BANS (P-1, A-1+)
Series 2002	1.08	9/7/04	3,300	3,300
Series 2002	1.03	9/9/04	3,500	3,500
State of Maryland, GO Bonds, State and Local Facilities Loan of 1998, Second Series (Aaa, AAA, AAA)	5.00	7/15/04	3,000	3,005
University of Maryland System Auxiliary Facility and Tuition Revenue Bonds, Series 2003 A (Aa3, AA+, AA+)	5.00	4/1/05	2,000	2,057
Washington Suburban Sanitary District BANS, Series 2003 B VRDN (Aaa/VMIG1, AAA/F1+)	1.03	7/7/04	6,600	6,600	A

				72,065

Massachusetts — 1.1%
The Commonwealth of Massachusetts, GO Refunding Bonds, 2001 Series C VRDN (Aa2/VMIG1, AA-/A-1+, AA-/F1+)	1.11	7/1/04	5,000	5,000	A

Michigan — 0.4%
Michigan State Housing Development Authority, Rental Housing Revenue Bonds, Series 1997 B VRDN (Aaa/VMIG1, AAA/A-1+)	1.04	7/7/04	1,785	1,785	A

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Minnesota — 1.3%
City of Rochester, Minnesota, Health Care Facilities Revenue Bonds (Mayo Medical Center) (AA/A-1+)
Series 88E VRDN	1.00%	7/20/04	$2,000	$2,000	A
Series 88E VRDN	1.00	7/21/04	2,000	2,000	A
Series 88E VRDN	1.10	8/12/04	2,100	2,100	A

				6,100

Mississippi — 3.0%
Jackson County, Mississippi, Port Facility Refunding Revenue Bonds (Chevron U.S.A. Inc. Project), Series 1993 VRDN (Aa2/P-1)	1.10	7/1/04	13,700	13,700	A

Missouri — 0.8%
Health and Educational Facilities Authority of the State of Missouri, Medical Research Facilities Revenue Bonds (Stowers Institute for Medical Research), Series 2000 VRDN (Aaa/VMIG1, AAA/A-1+)	1.08	7/1/04	3,500	3,500	A

Nebraska — 1.2%
Omaha Public Power District (P-1, A-1+)
Series A TECP	0.95	7/13/04	3,000	3,000
Series A TECP	1.09	8/6/04	2,400	2,400

				5,400

Semi-Annual Report to Shareholders

Statement of Net Assets — Continued

Legg Mason Tax Exempt Trust, Inc. — Continued

		Maturity
	Rate	Date	Par	Value

Nevada — 2.3%
Clark County, Nevada, School District, Adjustable Rate GO (Limited Tax) School Bonds (Aaa/VMIG1, AAA/A-1+, AAA/F1+)
Series 2001 A VRDN	1.06%	7/1/04	$4,700	$4,700	A
Series 2001 B VRDN	1.00	7/1/04	6,000	6,000	A

				10,700

North Carolina — 0.9%
County of Wake, North Carolina, GO Public Improvement Bonds, Series 2003 A (Aaa, AAA, AAA)	3.00	4/1/05	4,000	4,059

Ohio — 4.4%
Ohio Higher Educational Facility Commission Revenue Bonds (Xavier University 2000 Project) VRDN (Aa2/VMIG1)	1.05	7/1/04	9,930	9,930	A
Ohio State University General Receipt Bonds, Series 2001 VRDN (Aaa/VMIG1, AAA/A-1)	1.08	7/1/04	9,380	9,380	A
State of Ohio, Highway Capital Improvement Bonds, Series C (Aa1, AAA, AA+)	4.75	5/1/05	1,000	1,030

				20,340

Pennsylvania — 9.2%
Allegheny County, Pennsylvania, Hospital Development Authority, Health Center Revenue Bonds (Presbyterian University Health) (Aaa/VMIG1, AAA/A-1)
Series 1990 A VRDN	1.08	7/1/04	1,800	1,800	A
Series 1990 D VRDN	1.08	7/1/04	1,500	1,500	A
Commonwealth of Pennsylvania GO Bonds,
First Series of 1998 (Aa2, AA, AA)	5.00	3/1/05	1,500	1,540

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Pennsylvania — Continued

Delaware County, Pennsylvania, IDA Revenue Refunding Bonds (Resource Recovery Facility, General Electric Capital Corporation), Series 1997 G VRDN (Aaa/P-1, AAA/A-1+)	1.02%	7/7/04	$3,610	$3,610	A
Geisinger Authority (Montour County, Pennsylvania), Health System Revenue Refunding Bonds (Geisinger Health System) (Aa3/VMIG1, AA-/A-1+, AA-/F1)
Series 2000 VRDN	1.10	7/1/04	6,050	6,050	A
Series 2002 VRDN	1.10	7/1/04	4,500	4,500	A
Lackawanna County, Pennsylvania, IDA (National Book Company Project), Series 1986 VRDN (A/A-1)	2.00	7/7/04	400	400	A
Northampton County Higher Education Authority, University Revenue Bonds, Series of 2000 (Lehigh University) VRDN (Aa3/VMIG1, AA-/A-1+)	1.06	7/1/04	7,500	7,500	A
Pennsylvania Higher Educational Facilities Authority, Variable Rate Revenue Refunding Bonds (Carnegie Mellon University), Series 1995 B VRDN (AA-/A-1+)	1.10	7/1/04	3,800	3,800	A
The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue Bonds (The Children’s Hospital of Philadelphia Project),
Series B of 2002 VRDN (Aa2/VMIG1, AA/A-1+)	1.10	7/1/04	9,355	9,355	A
Series D of 2002 VRDN (Aaa/VMIG1, AAA/A-1+)	1.10	7/1/04	2,400	2,400	A

				42,455

Semi-Annual Report to Shareholders

Statement of Net Assets — Continued

Legg Mason Tax Exempt Trust, Inc. — Continued

		Maturity
	Rate	Date	Par	Value

South Carolina — 4.5%
Berkeley County, South Carolina, PCR Refunding Bonds (Amoco Chemical Company Project), Series 1994 VRDN (Aa1/VMIG1, AA+/A-1+)	1.10%	7/1/04	$7,330	$7,330	A
Charleston County School District, South Carolina, GO BANS, Series 2004 (MIG1, SP-1+)	0.95	11/4/04	4,000	4,014
South Carolina Public Service Authority Promissory Notes, (P-1, A-1+)
TECP	1.06	8/13/04	4,000	4,000
TECP	1.09	9/8/04	5,500	5,500

				20,844

Texas — 18.7%
City of Austin, Texas (Travis and Williamson County), Combined Utility System Commercial Paper Notes, Series A (P-1, A-1+)	1.00	8/11/04	3,100	3,100
Dallas, Texas, Area Rapid Transit Authority, (P-1, A-1+)
Series 2001 TECP	1.08	8/5/04	4,500	4,500
Series 2001 TECP	1.06	8/9/04	3,000	3,000
Series 2001 TECP	1.09	8/10/04	5,000	5,000
Series 2001 TECP	1.07	8/12/04	5,000	5,000
Harris County Health Facilities Development Corporation, Variable Rate Revenue Bonds (St. Luke’s Episcopal Hospital), Series 2001 B VRDN (AA-/A-1+)	1.10	7/1/04	12,700	12,700	A
Harris County Health Facilities Development Corporation, Variable Rate Revenue Bonds (The Methodist Hospital), Series 2002 VRDN (AA/A-1+)	1.10	7/1/04	11,000	11,000	A

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Texas — Continued

Harris County, Texas, GO Notes, TECP (P-1, A-1+)
Series C	1.03%	8/9/04	$1,625	$1,625
Series C	1.05	8/13/04	3,800	3,800
Series B	1.10	8/20/04	1,800	1,800
San Antonio, Texas, Water Systems TECP (P-1, A-1+)
Series 1995	0.95	7/9/04	7,000	7,000
Series 1995	1.06	7/9/04	5,000	5,000
Southwest Higher Education Authority Inc. Variable Rate Demand Higher Education Revenue Bonds (Southern Methodist University Project), Refunding Series 1985 VRDN (Aaa/VMIG1)	1.10	7/1/04	12,580	12,580	A
State of Texas, TRANS, Series 2003 (MIG1, SP-1+, F1+)	2.00	8/31/04	10,000	10,014

				86,119

Utah — 1.3%
Emery County, Utah, PCR Refunding Bonds (PacifiCorp Project), Series 1994 VRDN (Aaa/VMIG1, AAA/A-1)	1.10	7/1/04	5,800	5,800	A

Virginia — 3.9%
Hampton Roads Sanitation District, Virginia, Wastewater Refunding Revenue Bonds, Series 2003 (Aa3, AA)	2.00	10/1/04	1,500	1,504
Harrisonburg Redevelopment and Housing Authority, Variable Rate Lease Purchase Revenue Bonds, 2001 Series A VRDN (AA-/A-1+)	1.12	7/1/04	12,000	12,000	A

Semi-Annual Report to Shareholders

Statement of Net Assets — Continued

Legg Mason Tax Exempt Trust, Inc. — Continued

		Maturity
	Rate	Date	Par	Value

Virginia — Continued

Virginia College Building Authority, Educational Facilities Revenue Bonds (21st Century College Program), Series 2001 (Aa1, AA+, AA+)	5.00%	2/1/05	$1,000	$1,022
Virginia College Building Authority, Educational Facilities Revenue Bonds (Public Higher Education Financing Program), Series 2003 A (Aa1, AA, AA+)	2.00	9/1/04	1,285	1,287
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2002 A (Aa1, AA+, AA+)	5.00	8/1/04	2,030	2,037

				17,850

Washington — 2.9%
State of Washington, Adjustable Rate GO Bonds, Series 1996 B VRDN (Aa1/VMIG1, AA+/A-1)	0.97	7/7/04	9,600	9,600	A
Washington State Housing Finance Commission (Pacific First Federal Savings Bank Program), Series 1988 B VRDN (AAA/A-1+)	1.06	7/7/04	3,673	3,673	A

				13,273

Wyoming — 3.5%
Lincoln County, Wyoming, PCR Bonds (Exxon Project) (Aaa/P-1, AAA/A-1+)
Series 1984 A VRDN	1.00	7/1/04	5,350	5,350	A
Series 1984 B VRDN	1.00	7/1/04	2,500	2,500	A
Series 1984 C VRDN	1.00	7/1/04	2,200	2,200	A
Series 1984 D VRDN	1.00	7/1/04	1,700	1,700	A
Lincoln County, Wyoming, PCR Refunding Bonds (PacifiCorp Project), Series 1994 VRDN (Aaa/VMIG1, AAA/A-1)	1.15	7/1/04	2,100	2,100	A

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Wyoming — Continued

Sweetwater County, Wyoming, PCR Refunding Bonds (PacifiCorp Project), Series 1994 VRDN (Aaa/VMIG1, AAA/A-1)	1.15%	7/1/04	$2,200	$2,200	A

				16,050

Total Investments, at Amortized Cost and Value — 99.5%				457,688	B
Other Assets Less Liabilities — 0.5%				2,511

Net Assets Applicable to 460,198 Shares Outstanding — 100.0%				$460,199

Net Asset Value Per Share				$1.00

A	The rate shown is the rate as of June 30, 2004, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

B	Also represents cost for federal income tax purposes.

A guide to investment abbreviations and municipal note, commercial paper and bond ratings appears on the next page.

See notes to financial statements.

Semi-Annual Report to Shareholders

Legg Mason Tax Exempt Trust, Inc.

(Unaudited)

Investment Abbreviations:

BANS	Bond Anticipation Notes
GO	General Obligation
IDA	Industrial Development Authority
PCR	Pollution Control Revenue
TECP	Tax-Exempt Commercial Paper
TRANS	Tax and Revenue Anticipation Notes
VRDN	Variable Rate Demand Note

Municipal Note, Commercial Paper and Bond Ratings:

 Municipal Notes

   MIG1 and MIG2: Moody’s Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody’s Investment Grade (MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).

   SP-1 and SP-2: The two highest municipal note ratings assigned by Standard & Poor’s. A plus (+) sign may be added to the SP-1 rating to indicate that an issue possesses very strong credit characteristics.

   F1 and F2: The two highest municipal note ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

 Commercial Paper

   P-1 and P-2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody’s Investors Service, Inc.

   A-1 and A-2: The two highest commercial paper ratings assigned by Standard & Poor’s. A plus (+) sign designates issues possessing very strong credit characteristics.

   F1 and F2: The two highest commercial paper ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

 Municipal Bonds

   Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody’s Investors Service, Inc. A numeric modifier (1, 2 or 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category. A pound (#) sign denotes a prerefunded security. The maturity date shown is the prerefunded date.

Semi-Annual Report to Shareholders

   AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor’s. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.

   AAA, AA, A and BBB: Investment grade bond ratings assigned by Fitch IBCA, Inc. A plus (+) or minus (-) sign may be added to a rating to denote relative status within major rating categories.

   The Moody’s, Standard & Poor’s or Fitch IBCA ratings indicated are believed to be the most recent ratings available at June 30, 2004. These ratings are not audited by the Fund’s independent auditors.

Maturity Schedule of the Portfolio

June 30, 2004

Maturity Period	Par	Perentage of	Portolio

	(000)	(cum)
1-7 days	$294,828	64.5%	64.5%
8-45 days	112,505	24.6	89.1
46-90 days	34,060	7.4	96.5
Over 90 days	16,000	3.5	100.0

	$457,393	100.0%

   Average Weighted Maturity: 22 days

Semi-Annual Report to Shareholders

Statement of Operations

Legg Mason Tax Exempt Trust, Inc.

For the Six Months Ended June 30, 2004
(Amounts in Thousands) (Unaudited)

Investment Income:
Interest		$2,199
Expenses:
Management fee	$1,101
Distribution and service fees	220
Audit and legal fees	21
Custodian fees	48
Directors’ fees and expenses	12
Registration fees	36
Reports to shareholders	15
Transfer agent and shareholder servicing expense	56
Other expenses	6

	1,515
Less: Fees waived	(37)
Compensating balance credits	(1)

Total expenses, net of waivers and compensating balance credits		1,477

Net Investment Income		722

Change in Net Assets Resulting From Operations		$722

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Tax Exempt Trust, Inc.

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/04	12/31/03

	(Unaudited)
Change in Net Assets:

Net investment income	$722	$1,513

Increase in net assets resulting from operations	722	1,513
Distributions to shareholders from net investment income	(722)	(1,513)
Change in net assets from Fund share transactions:	(4,475)	12,348

Change in net assets	(4,475)	12,348
Net Assets:
Beginning of period	464,674	452,326

End of period	$460,199	$464,674

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Tax Exempt Trust, Inc.

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

	Six Months	Years Ended December 31,
	Ended
	June 30, 2004	2003	2002	2001	2000	1999

	(Unaudited)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:
Net investment income	.0016	.0034	.0072	.0206	.0339	.0252
Distributions:
From net investment income	(.0016)	(.0034)	(.0072)	(.0206)	(.0339)	(.0252)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Ratios/supplemental data
Total return	.16%A	.34%	.72%	2.08%	3.44%	2.56%
Total expenses to average net assetsB	.67%C	.68%	.70%	.68%	.70%	.71%
Net expenses to average net assetsD	.67%C	.68%	.70%	.68%	.70%	.70%
Net investment income to average net assets	.33%C	.34%	.72%	2.06%	3.39%	2.52%
Net assets, end of period (in thousands)	$460,199	$464,674	$452,326	$407,685	$388,130	$374,853

A	Not annualized.

B	This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waiver described below.

C	Annualized.

D	Net of advisory fee waivers described in Note 2 to the financial statements. If no fees had been waived, the annualized ratio of expenses to average daily net assets for the year ended December 31, 2003, would have been 0.72%.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Tax Exempt Trust, Inc.

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

   The Legg Mason Tax Exempt Trust, Inc. (“Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, diversified investment company.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

   In accordance with Rule 2a-7, portfolio securities are valued on the basis of amortized cost so long as the Fund’s Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

Security Transactions

   Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. At June 30, 2004, there were no unsettled receivables for investments sold, and there were no unsettled payables for securities purchased.

Investment Income and Dividends to Shareholders

   Income and expenses are recorded on the accrual basis. Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount earned, less amortization of market premium and accrued expenses. At June 30, 2004, dividends payable of $67 were accrued.

Compensating Balance Credits

   The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the six months ended June 30, 2004, the Fund earned compensating balance credits of $1.

Federal Income Taxes

   No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Tax Exempt Trust, Inc. — Continued
taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. The character of distributions and composition of net assets for tax purposes were the same as those reflected in the accompanying financial statements.
   The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, the Fund had no capital loss carryforwards.

Other

   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Transactions With Affiliates:

   The Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to its agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. During 2003, LMFA voluntarily waived between 10% and 30% of its fees. Beginning November 18, 2003, LMFA agreed to waive 10% of its fees (or .05% of the Fund’s average daily net assets) through March 31, 2004. For the 6 months ended June 30, 2004, Advisory fees of $37 were waived. Advisory fees of $179 were payable to LMFA at June 30, 2004.

   Legg Mason Trust, fsb (“Adviser”) serves as investment adviser to the Fund. LMFA (not the Fund) pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Fund. The Fund may pay Legg Mason a Rule 12b-1 service fee at an annual rate not to exceed 0.10% of its average daily net assets for services provided to shareholders. Service fees of $36 were payable to Legg Mason at June 30 2004.

   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist with certain of its duties. For this assistance, the transfer agent paid LMFS $22 for the six months ended June 30, 2004.

Semi-Annual Report to Shareholders

   The Adviser, LMFA, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

3. Fund Share Transactions:

   The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At June 30, 2004, paid-in capital aggregated $460,199. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

	Six Months
	Ended	Year Ended
	6/30/04	12/31/03

Sold	$889,198	$1,359,200
Reinvested	706	1,369
Repurchased	(894,379)	(1,348,221)

Net Change	$(4,475)	$12,348

Notes

Notes

Notes

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc.

Baltimore, MD

Investment Adviser

Legg Mason Trust, fsb

Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman

Mark R. Fetting, President
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
G. Peter O’Brien
S. Ford Rowan

Officers

Marie K. Karpinski, Vice President and Treasurer

Gregory T. Merz, Vice President, Secretary and Chief Legal Officer
Erin K. Morris, Assistant Treasurer
Richard M. Wachterman, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart LLP

Washington, DC

Independent Auditors

PricewaterhouseCoopers LLP

Baltimore, MD

An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

About the Legg Mason Funds

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to the Fund’s portfolio securities is available in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or upon request without charge through http://www.leggmasonfunds.com/aboutlmf.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated P.O. Box 1476, Baltimore, MD 21203-1476 410-539-0000

LMF-016

Item 2 — Code of Ethics

     Not applicable for semi-annual reports.

Item 3 — Audit Committee Financial Expert

     Not applicable for semi-annual reports.

Item 4 — Principal Accountant Fees and Services

     Not applicable for semi-annual reports.

Item 5 — Audit Committee of Listed Registrants

     Not applicable.

Item 6 — Schedule of Investments

     The schedule of investments in securities of unaffiliated issuers is included in the semi-annual report.

Item 7 — Disclosure of Proxy Voting Policies and Procedures

     Not applicable.

Item 8 — Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 9 — Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

Item 10 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 11 — Exhibits
(a)	File the exhibits listed below as part of this Form.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable Certifications pursuant to Section

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax Exempt Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Tax Exempt Trust, Inc.

Date: 8/24/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Tax Exempt Trust, Inc.

Date: 8/24/04

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer
Legg Mason Tax Exempt Trust, Inc.
Date: 8/24/04